21. Income tax and social contribution (Details 3) R$ in Millions	Dec. 31, 2019 BRL (R$)
IncomeTaxAndSocialContributionLineItems [Line Items]
Recovery of deferred tax assets	R$ 1,521
Up To One Year [Member]
IncomeTaxAndSocialContributionLineItems [Line Items]
Recovery of deferred tax assets	312
From 1 To 2 Years [Member]
IncomeTaxAndSocialContributionLineItems [Line Items]
Recovery of deferred tax assets	357
From 2 To 3 Years [Member]
IncomeTaxAndSocialContributionLineItems [Line Items]
Recovery of deferred tax assets	246
From 3 To 4 Years [Member]
IncomeTaxAndSocialContributionLineItems [Line Items]
Recovery of deferred tax assets	158
From 4 To 5 Years [Member]
IncomeTaxAndSocialContributionLineItems [Line Items]
Recovery of deferred tax assets	58
After 5 Years [Member]
IncomeTaxAndSocialContributionLineItems [Line Items]
Recovery of deferred tax assets	R$ 390